Segmented information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets	$ 7,654	$ 8,257
Canada [Member]
Assets	6,367	7,226
Other [Member]
Assets	$ 1,287	$ 1,031